CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 187,497	$ 119,545
Short-term investments	65,744	82,826
Trade receivables (net of allowance for doubtful accounts of $ 6,728 and $ 6,206 at December 31, 2014 and 2013, respectively)	181,605	189,323
Other receivables and prepaid expenses	34,041	39,849
Inventories	13,375	13,448
Deferred tax assets	24,174	15,625
Total current assets	506,436	460,616
LONG-TERM ASSETS:
Long-term investments	246,721	240,782
Other long-term assets	38,541	33,253
Property and equipment, net	41,875	44,343
Other intangible assets, net	113,740	170,125
Goodwill	694,778	707,939
Total long-term assets	1,135,655	1,196,442
Total assets	1,642,091	1,657,058
CURRENT LIABILITIES:
Trade payables	11,910	25,962
Deferred revenues and advances from customers	145,250	144,536
Accrued expenses and other liabilities	221,086	213,693
Total current liabilities	378,246	384,191
LONG-TERM LIABILITIES:
Accrued severance pay	24,134	26,652
Deferred tax liabilities	23,882	37,841
Other long-term liabilities	2,373	3,578
Total long-term liabilities	50,389	68,071
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2014 and 2013; Issued: 69,749,722 and 68,275,245 shares at December 31, 2014 and 2013, respectively; Outstanding: 59,252,342 and 60,096,547 shares at December 31, 2014 and 2013, respectively	17,615	17,212
Additional paid-in capital	1,171,424	1,112,367
Treasury shares at cost - 10,499,268 and 8,181,586 Ordinary shares at December 31, 2014 and 2013, respectively	(376,637)	(283,851)
Accumulated other comprehensive income (loss)	(10,546)	12,401
Retained earnings	411,600	346,667
Total shareholders' equity	1,213,456	1,204,796
Total liabilities and shareholders' equity	$ 1,642,091	$ 1,657,058